Other accounts receivable, net	12 Months Ended
Dec. 31, 2022
Other accounts receivable, net
Other accounts receivable, net

8.  Other accounts receivable, net

An analysis of other accounts receivable as of December 31, 2022 and 2021, is detailed below:

	2022		2021
Current:
Credit cards	US$	43,942	US$	36,924
Benefits from suppliers		11,491		516
Affinity credit card		9,432		—
Other accounts receivable		4,448		1,636
Cargo clients		4,291		2,516
Travel agencies and insurance commissions		3,731		1,645
Other points of sales		1,968		6,848
Airport services		287		—
Employees		68		760
Marketing services receivable		—		34
		79,658		50,879
Allowance for expected credit losses		(809)		(615)
	US$	78,849	US$	50,264

Accounts receivable have the following aging:

	2022		2022		Total		2021		2021		Total
Days	Impaired		Not impaired		2022		Impaired		Not impaired		2021
0–30	US$	622	US$	68,356	US$	68,978	US$	502	US$	47,432	US$	47,934
31–60		—		1,580		1,580		—		1,332		1,332
61–90		—		4,865		4,865		—		410		410
91–120		187		4,048		4,235		113		1,090		1,203
	US$	809	US$	78,849	US$	79,658	US$	615	US$	50,264	US$	50,879

The movement in the allowance for expected credit losses from January 1, 2021 to December 31, 2022 is as follows:

Balance as of January 1st, 2021	US$	(1,640)
Write-offs		1,783
Increase in allowance		(795)
Foreign currency translation effect		37
Balance as of December 31, 2021		(615)
Write-offs		1,478
Increase in allowance		(1,672)
Balance as of December 31, 2022	US$	(809)

The allowance for expected credit losses on accounts receivables is established in accordance with the information mentioned in Note 1f) ii).